Stockholders' Deficit (Details Narrative) (10Q) - USD ($)						3 Months Ended			6 Months Ended		12 Months Ended
	May 13, 2016	Jan. 02, 2016	Nov. 18, 2015	Sep. 02, 2015	Aug. 20, 2015	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Aug. 12, 2015
Preferred stock, shares authorized						20,000,000			20,000,000		20,000,000	20,000,000	20,000,000
Number of share exchange during period											47,000,000
Percentage of outstanding shares											91.30%
Common stock issued for services	$ 68,000	$ 18,000							$ 68,000		$ 18,000
Common stock issued for services, shares		60,000	60,000								60,000
Common stock value per share	$ 0.34	$ 0.30
Stock-based compensation	$ 17,000	$ 18,000	$ 18,000						35,000		$ 18,000
Pay consultant a monthly fee	$ 4,000					$ 184,096		$ 14,500	$ 311,099	$ 27,250	$ 213,838	$ 37,293
Number of issue shares during period consultant/affiliates	200,000
Prepaid expenses	$ 51,000
Common stock issued for cash, shares											4,493,390
Common stock issued for cash											$ 1,361,523
Investors [Member]
Common stock issued for cash, shares							68,382
Common stock issued for cash							$ 46,801
November 15, 2016 [Member]
Common stock issued for services	100,000
Pay consultant a monthly fee	$ 7,500
Series A Preferred Stock [Member]
Preferred stock, shares authorized					20,000,000	1,000,000			1,000,000		1,000,000	1,000,000
Preferred stock shares designating					1,000,000
Stock holder voting rights					Each holder of Series A Preferred Stock is entitled to 500 votes for each share of Series A Preferred Stock held as of the applicable date on any matter that is submitted to a vote or for the consent of the stockholders of the Company. The holders of Series A Preferred Stock shall have no special voting rights and their consent is not required (except to the extent they are entitled to vote with holders of Common Stock as set forth herein) for the taking of any corporate action.
Number of share exchange during period				1,000,000
Percentage of outstanding shares				100.00%
Common stock issued for services
Common stock issued for services, shares
Number of issue shares during period consultant/affiliates											1,000,000
Common stock issued for cash, shares
Common stock issued for cash